Equity accounted investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Schedule of components of equity method investments
The Group holds the following equity-accounted investments:

Figures in million – SA rand	Notes	2021		2020		2019
Rand Refinery[1]	18.1	649		691		397
Mimosa[2]	18.2	5,413		3,929		2,688
Peregrine[2]	18.3	1,086		1,001		954
Keliber Oy (Keliber)[1]	18.4	446		—		—
Other equity-accounted investments		—	*	—	*	—	*
Total equity-accounted investments		7,594		5,621		4,039
[1] Associate
[2] Joint venture
* Less than R1 million

Schedule of movement in equity method investments
The equity-accounted investment in Rand Refinery movement for the year is as follows:

Figures in million – SA rand	Note	2021	2020	2019
Balance at beginning of the year		691	397	239
Share of results of equity-accounted investee after tax[1]		287	400	345
Dividends received		(329)	(112)	—
Preference shares redeemed		—	(114)	(187)
Reversal of impairment	10	—	120	—
Balance at end of the year		649	691	397
[1] Rand Refinery is equity accounted based on its latest management accounts for the period ended 30 November, since Rand Refinery has a 31 August year end
The equity-accounted investment in Mimosa movement for the year is as follows:

Figures in million – SA rand	2021	2020	2019
Balance at the beginning of the year	3,929	2,688	2,492
Share of results of equity-accounted investee after tax	1,702	1,300	376
Dividends received	(667)	(103)	(111)
Foreign currency translation	449	44	(69)
Balance at end of the year	5,413	3,929	2,688
The equity-accounted investment in Peregrine movement for the year is as follows:

Figures in million – SA rand	2021	2020	2019
Balance at the beginning of the year	1,001	954	978
Foreign currency translation	85	47	(24)
Balance at end of the year	1,086	1,001	954
The equity-accounted investment in Keliber movement for the year is as follows:

Figures in million – SA rand	2021	2020	2019
Balance at the beginning of the year	—	—	—
Acquisition of Keliber investment	446	—	—
Balance at end of the year	446	—	—

Schedule of group's interest in summarised financial statements of associate
The Group’s interest in the summarised financial statements of Rand Refinery are:

Figures in million – SA rand	2021	2020	2019
Revenue	1,276	1,131	811
Total comprehensive income	646	903	777
Non-current assets	524	724	667
Current assets	2,022	2,079	1,433
Non-current liabilities	(87)	(56)	(111)
Current liabilities	(475)	(462)	(104)
Net assets (100%)	1,984	2,285	1,885
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets (44.4%)	882	1,016	837
Preference shares redeemed	—	(114)	(187)
Dividend received[1]	(156)	(112)	(8)
Fair value adjustment[2]	(36)	(36)	(36)
Impairment	—	—	(120)
Redeemable preference shares below 44.4% interest[3]	—	—	15
Reconciling items[4]	(41)	(63)	(104)
Total investment in Rand Refinery	649	691	397
[1] The dividend received relates to the dividend received from Rand Refinery after 30 November 2021, total dividend received for 2021 of R329 million
[2] The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained
[3] Sibanye-Stillwater took up 37.4% of the Facility, which is less than its current proportional interest in Rand Refinery. Rand Refinery converted the Facility into redeemable preference shares, classified within equity, and therefore Sibanye-Stillwater shares in less than its current 44.4% proportional interest of the net asset value of Rand Refinery
[4] Reconciling items relate to adjustments on consolidation of DRDGOLD’s interest in Rand Refinery
The Group’s interest in the summarised financial statements of Mimosa are:

Figures in million – SA rand	2021	2020	2019
Revenue	8,786	7,789	4,685
Amortisation and depreciation	(549)	(563)	(437)
Interest income	24	8	5
Finance expense	(10)	(28)	(44)
Income and royalty tax	(1,503)	(1,254)	(436)
Income tax	(1,183)	(984)	(282)
Royalty tax	(320)	(270)	(154)
Profit or loss	3,405	2,599	754
Other comprehensive income	896	89	(141)
Total comprehensive income	4,301	2,688	613
Non-current assets	6,095	5,178	4,724
Property, plant and equipment[1]	6,095	5,178	4,705
Right-of-use assets	—	—	19
Current assets	6,728	4,635	2,535
Cash and cash equivalents	1,131	469	28
Other current assets	5,597	4,166	2,507
Non-current liabilities	(1,443)	(1,304)	(1,236)
Non-current financial liabilities[2]	—	(12)	(129)
Other non-current liabilities	(1,443)	(1,292)	(1,107)
Current liabilities	(456)	(556)	(554)
Current financial liabilities[2]	(334)	(476)	(447)
Other current liabilities	(122)	(80)	(107)
Net assets (100%)	10,924	7,953	5,469
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50%)	5,462	3,977	2,735
Reconciling items[1]	(49)	(48)	(47)
Total investment in Mimosa	5,413	3,929	2,688
[1] The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture
[2] Non-current and current financial liabilities (excluding trade and other payables and provisions) amounted to Nil (2020: R12 million, 2019: R129 million) and R9 million (2020: R53 million, 2019: R32 million), respectively

Schedule of group's interest in summarised financial statements of joint venture
The Group’s interest in the summarised financial statements of Peregrine is:

Figures in million – SA rand	2021	2020	2019
Non-current assets	2,788	1,541	1,472
Current assets	—	7	3
Non-current liabilities	(409)	(382)	(369)
Current liabilities	(15)	(18)	(1)
Net assets (100%)	2,364	1,148	1,105
Reconciliation of the total investment in Peregrine with attributable net assets:
Net assets (40%)[1]	946	459	442
Reconciling items[2]	140	542	512
Total investment in Peregrine	1,086	1,001	954
[1] Disclosed on the basis that Aldebaran will successfully complete their earn-in obligation in terms of the agreement as described above
[2] The reconciling items include the difference between the carrying amount and fair value of the Peregrine’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment
The Group’s interest in the summarised financial statements of Keliber is:

Figures in million – SA rand	2021	2020	2019
Non-current assets	445	—	—
Current assets	388	—	—
Non-current liabilities	(71)	—	—
Current liabilities	(90)	—	—
Net assets (100%)	672	—	—
Reconciliation of the total investment in Keliber with attributable net assets:
Net assets (26.6%)	179	—	—
Reconciling items[1]	267	—	—
Total investment in Keliber	446	—	—
[1] The reconciling items are due to the difference between the net asset value and the fair value paid by the Group which was attributed to the mineral reserve as well as foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment